Other Expenses/(Income), Net (Details) - Schedule of Other Expenses/(income), Net - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Expenses/(income), Net [Abstract]
Exchange gains	¥ (4,924)	¥ (7,449)
Government grants	31	(264)
Others	(565)	132
Total	¥ (5,458)	¥ (7,581)